UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):     [  ]    is a restatement.
                                        [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jundt Associates, Inc.
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Address: 301 Carlson Parkway, Suite 120
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         Minnetonka, Minnesota 55305
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Form 13F File Number: 28-2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marcus E. Jundt
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Title:   Vice Chairman
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Phone:   (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt        Minneapolis, Minnesota             October  ?, 2005
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[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      51
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Form 13F Information Table Value Total:      $ 89,750
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                      VOTING AUTHORITY
                                                                                                     -------------------
                                 TITLE OF                  VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER
NAME OF ISSUER                    CLASS      CUSIP        (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED NONE
------------------------------   --------  ---------     ---------- ---------  ---   ----   -------   -------- --------- ------ ----
ADVANCED NEUROMOD SYS             COM      00757T101        380         8,000   SH            Sole                 8,000
ALIGN TECHNOLOGY INC COM          COM      016255101        568        84,500   SH            Sole                84,500
AMEDISYS INC COM                  COM      023436108      1,014        26,000   SH            Sole                26,000
AMERICAN INTL GROUP COM           COM      026874107      1,183        19,100   SH            Sole                19,100
AMYLIN PHARMACEUTICALS COM        COM      032346108      2,449        70,400   SH            Sole                70,400
BED BATH & BEYOND INC             COM      075896100        201         5,000   SH            Sole                 5,000
BLUE NILE INC COM                 COM      09578R103        335        10,600   SH            Sole                10,600
CHEESECAKE FACTORY                COM      163072101        929        29,750   SH            Sole                29,750
COMTECH TELECOMMUNICAT COM NEW    COM      205826209        568        13,700   SH            Sole                13,700
CORNING INC                       COM      219350105        462        23,900   SH            Sole                23,900
COSTCO WHSL CORP NEW COM          COM      22160k105      1,474        34,200   SH            Sole                34,200
DIGITAL RIV INC COM               COM      25388B104        551        15,800   SH            Sole                15,800
DIOMED HOLDINGS INC COM NEW       COM      25454R207      1,976       927,600   SH            Sole               927,600
EBAY INC                          COM      278642103      1,269        30,800   SH            Sole                30,800
ELECTRONICS FOR IMAGNG COM        COM      286082102        780        34,000   SH            Sole                34,000
ENTRAVISION COMMUNCTNS CL A       COM      29382R107        590        75,000   SH            Sole                75,000
ENTREMED INC COM                  COM      29382F103        965       403,900   SH            Sole               403,900
ENTRUST TECHNOLOGIES COM          COM      293848107         56        10,000   SH            Sole                10,000
EXELIXIS                          COM      30161Q104        410        53,600   SH            Sole                53,600
EXPRESS SCRIPTS INC COM           COM      302182100        790        12,700   SH            Sole                12,700
FAMOUS DAVES AMER INC             COM      307068106        837        70,200   SH            Sole                70,200
FOXHOLLOW TECHNOLOGIES COM        COM      35166A103        476        10,000   SH            Sole                10,000
GILEAD SCIENCES INC COM           COM      375558103        727        14,900   SH            Sole                14,900
IMCLONE SYS                       COM      45245W109      1,629        51,800   SH            Sole                51,800
IMMERSION CORP                    COM      452521107     12,598     1,797,085   SH            Sole             1,797,085
INTRALASE CORP COM                COM      461169104        263        17,900   SH            Sole                17,900
LILLY ELI & CO                    COM      532457108      2,007        37,500   SH            Sole                37,500
MEDICIS PHARMACEUTICAL CL A NE    COM      584690309        414        12,700   SH            Sole                12,700
MEDTRONIC                         COM      585055106        359         6,700   SH            Sole                 6,700
MICROSOFT CORP                    COM      594918104      6,363       247,300   SH            Sole               247,300
MYOGEN INC COM                    COM      62856E104        799        34,000   SH            Sole                34,000
NEUSTAR INC                       COM      64126X201      1,232        38,500   SH            Sole                38,500
OM GROUP INC COM                  COM      670872100        310        15,400   SH            Sole                15,400
SCHERING PLOUGH CORP COM          COM      806605101      5,644       268,100   SH            Sole               268,100
SEPRACOR INC                      COM      817315104        354         6,000   SH            Sole                 6,000
SPANISH BROADCASTING CL A         COM      846425882        395        55,000   SH            Sole                55,000
SPRINT NEXTEL CORP                COM      852061100      3,194       134,300   SH            Sole               134,300
STARBUCKS CORP                    COM      855244109        671        13,400   SH            Sole                13,400
STRYKER CORP COM                  COM      863667101      1,977        40,000   SH            Sole                40,000
TRANSOCEAN SEDCO FOREX ORD        COM      G90078109        650        10,600   SH            Sole                10,600
VION PHARMACEUTICALS COM          COM      927624106         52        24,000   SH            Sole                24,000
VIROPHARMA INC COM                COM      928241108        470        22,600   SH            Sole                22,600
WYETH COM                         COM      983024100      1,393        30,100   SH            Sole                30,100
XM SATELLITE RADIO HLD CL A       COM      983759101     19,036       530,107   SH            Sole               530,107
ZIMMER HLDGS INC COM              COM      98956P102      3,686        53,500   SH            Sole                53,500
ANGIOTECH PHARMACEUTLS            ADR      034918102        207        14,800   SH            Sole                14,800
CHINA MED TECHNOLOGIES SPONSOR    ADR      169483104        341        15,500   SH            Sole                15,500
SANOFI AVENTIS SPONSORED ADR      ADR      80105N105        656        15,800   SH            Sole                15,800
SCHLUMBERGER LTD COM              ADR      806857108      4,464        52,900   SH            Sole                52,900
WILLIS GROUP HLDGS LTD SHS        ADR      G96655108      1,314        35,000   SH            Sole                35,000
WIPRO LTD SPON ADR 1 SH           ADR      97651M109        282        27,200   SH            Sole                27,200
REPORT SUMMARY                         51 DATA RECORDS   89,750                 0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED